Financial instruments, Liquidity risk (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Financial liabilities [Abstract]
Loans and financing	R$ 560,692	R$ 385,514	R$ 15,935	R$ 26,697
Total	1,793,510	1,708,558
Liquidity risk [Member] | Less than One Year [Member]
Financial liabilities [Abstract]
Loans and financing	10,923	14,139
Debentures	0	0
Trade accounts payable	136,607	128,113
Labor payable	114,720	117,925
Tax liabilities	171,861	169,505
Put option on the Company's shares	40,266	37,884
Accounts payable for land acquisition	8,715	8,965
Total	483,092	476,531
Liquidity risk [Member] | 1 - 2 Years [Member]
Financial liabilities [Abstract]
Loans and financing	32,854	1,709
Debentures	47,105	0
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	184,803	178,570
Put option on the Company's shares	0	0
Accounts payable for land acquisition	6,602	10,412
Total	271,364	190,691
Liquidity risk [Member] | 2 - 5 Years [Member]
Financial liabilities [Abstract]
Loans and financing	163,236	100,841
Debentures	282,630	267,245
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	149,598	26,684
Put option on the Company's shares	0	0
Accounts payable for land acquisition	0	0
Total	595,464	394,770
Liquidity risk [Member] | > 5 Years [Member]
Financial liabilities [Abstract]
Loans and financing	353,679	268,825
Debentures	612,353	801,734
Trade accounts payable	0	0
Labor payable	0	0
Tax liabilities	176,727	190,530
Put option on the Company's shares	0	0
Accounts payable for land acquisition	0	0
Total	R$ 1,142,759	R$ 1,261,089